Note 15 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 191	€ 111
Investments in associates	806	883
Investments in subsidiaries, joint ventures and associates	€ 997	€ 994